BORROWINGS - INTEREST RATE CHANGES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 8,157.5	R 9,542.3	R 10,193.6
Committed undrawn facilities	7,336.3	5,688.0	5,987.1
Uncommitted undrawn facilities	2,459.7	1,050.0	757.7
Total undrawn facilities	9,796.0	6,738.0	6,744.8
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	229.2		103.6
later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	229.2	672.0
later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	6,877.9	5,016.0	5,883.5
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes		2,500.0	6,322.0
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 8,157.5	R 7,042.3	R 3,871.6